NOTE 9 - CONVERTIBLE NOTES PAYABLE - RELATED PARTIES - Notes payable - related parties (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total notes payable - related parties	$ 211,254
Current portion	(211,254)
Long-term notes payable - related parties
Convertible note issued on October 2013, unsecured, interest at 8%, due on demand (1)
Total notes payable - related parties	17,000
Current portion	(17,000)
Long-term notes payable - related parties
Convertible note issued on October 2013, unsecured, interest at 8%, due on demand (2)
Total notes payable - related parties	194,254
Current portion	(194,254)
Long-term notes payable - related parties